Financial Risk Management and Fair Values of Financial Instruments - Summary of Financial Instruments by Category (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Financial assets at fair value through profit or loss
Financial assets mandatorily measured at fair value through profit or loss	$ 128,224		$ 359,960
Financial assets at fair value through other comprehensive income
Designation of equity instruments	338,102		384,521
Financial assets at amortized cost
Cash and cash equivalents	9,896,604	$ 322,050	5,906,176
Financial assets at amortized cost	136,093		66,778
Notes receivable			1,035
Accounts receivable	4,381,563	142,582	6,344,246
Other receivables	131,863	4,291	86,879
Refundable deposits	21,771	708	21,278
Financial assets	15,034,220		13,170,873
Financial liabilities at amortized cost
Short-term bank loans			731,751
Notes payable	132	4	23
Accounts payable	560,802	18,249	1,012,391
Other payables	3,796,481	123,543	4,378,439
Long-term bank loans (including current portion)	13,967,801		9,413,365
Lease liabilities (including current portion)	920,402		851,251
Guarantee deposits	21,600	$ 703	21,625
Financial liabilities	$ 19,267,218		$ 16,408,845